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                                               Josepha M. Summa
                                               151 Farmington Avenue
                                               Contracts & Prospectuses, TS41
                                               Hartford, CT 06156
                                               (860)273-6715
                                               Fax: (860)273-3004

February 17, 1998
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N. W.
Washington, DC 20549
Att: Filing Room


RE: Aetna Life Insurance and Annuity Company
    Variable Annuity Account B - ALIAC Marathon Plus
    File No: 33-34370 and 811-2512

Dear Sir or Madam:

This is to certify, pursuant to Rule 497(j) under the Securities Act of 1933, the text of the Supplement dated February 17, 1998 to the Prospectus dated November 28, 1997 does not differ from that contained in Post-Effective Amendment No. 33 to the Registration Statement on Form N-4, filed electronically with the Commission on February 12, 1998.

Any questions regarding this submission can be directed to the undersigned at
(860) 273-6715.

Sincerely,

/s/ Josepha M. Summa

Josepha M. Summa